Income Tax Expenses / (Benefit) (Details) - Schedule of Movement in Deferred Tax Balances - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Balance beginning	$ 114,356	$ 134,638
Recognized in profit or loss	(88,858)	(20,437)
Effect of movement in exchange rates	571	155
Balance ending	26,069	114,356
Deferred Tax Liabilities [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Balance beginning	(35,811)	(20,972)
Recognized in profit or loss	10,996	(14,358)
Effect of movement in exchange rates	(516)	(481)
Balance ending	(25,331)	(35,811)
Lease Liability [Member] | Deferred Tax Assets [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Balance beginning	37,293	21,917
Recognized in profit or loss	(23,291)	14,877
Effect of movement in exchange rates	333	499
Balance ending	14,335	37,293
Tax Losses Carried Forward [Member] | Deferred Tax Assets [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Balance beginning	77,063	107,460
Recognized in profit or loss	(65,567)	(30,158)
Effect of movement in exchange rates	238	(239)
Balance ending	11,734	77,063
Tax Losses Carried Forward [Member] | Deferred Tax Liabilities [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Balance beginning	(35,811)	(20,972)
Recognized in profit or loss	22,789	(14,358)
Effect of movement in exchange rates	(312)	(481)
Balance ending	(13,334)	(35,811)
Accelerated Tax Depreciation [Member] | Deferred Tax Assets [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Balance beginning		5,261
Recognized in profit or loss		(5,156)
Effect of movement in exchange rates		(105)
Balance ending
Accelerated Tax Depreciation [Member] | Deferred Tax Liabilities [Member]
Schedule of Movement in Deferred Tax Balances [Line Items]
Balance beginning
Recognized in profit or loss	(11,793)
Effect of movement in exchange rates	(204)
Balance ending	$ (11,997)